RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 22 -	RELATED PARTY TRANSACTIONS

The related party relationships and related party transactions are listed as follows:

Related party relationships

Name of related parties	Relationship with the Company
Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”)	20% owned by Beijing Hollysys
China Techenergy Co., Ltd. (“China Techenergy”)	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd (“Electric Motor”)	40% owned by Beijing Hollysys
Zhejiang Sanxin Technology Co., Ltd (“Zhejiang Sanxin”)	6% owned by Hangzhou Hollysys
Beijing Hollysys Machine Automation Co., Ltd. (“Hollysys Machine”)	30% owned by Hollysys Investment

Due from related parties

	June 30,
	2014	2015
China Techenergy	$19,039	$34,472
Shenhua Information	3,833	3,447
Hollysys Machine	848	1,158

	$23,720	$39,077

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Due to related parties

	June 30,
	2014	2015
China Techenergy	$2,267	$837
Shenhua Information	1,591	818
Hollysys Machine	82	9
Electric Motor	48	49

	$3,988	$1,713

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2013	2014	2015
Hollysys Machine	$973	$1,980	$914
Shenhua Information	365	323	368
New Huake(1)	70	-	-
Electric Motor	68	14	50
China Techenergy	-	-	1

	$1,475	$2,317	$1,333

(1)	The Company disposed its interest in New Huake during fiscal year 2015, and New Huake is no longer a related party of the Company as of June 30, 2015

Sales of goods and integrated solutions to:

	Year ended June 30,
	2013	2014	2015
China Techenergy	$17,060	$3,136	$21,936
Shenhua Information	1,936	2,726	2,128
Hollysys Machine	557	921	512
Electric Motor	4	2	1

	$19,557	$6,785	$24,577

Operating lease income from:

	Year ended June 30,
	2013	2014	2015
Hollysys Machine	$66	$65	$41

The Company sells automation control systems to China Techenergy which is used for non-safety operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to outside parties, as if China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operations control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to an outside party as if Shenhua Information were a consolidated subsidiary.

The Company engages Hollysys Machine to sell the Company’s products to end customers. The Company pays commission to Hollysys Machine in exchange for its services. The amount of the commission is determined based on the value of the products sold by Hollysys Machine during the year.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.